LOSS PER SHARE - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share [abstract]
Net loss	$ (125,380)	$ (18,196)	$ (226,296)	$ (77,989)
Weighted average shares outstanding:
Basic (in shares)	368,271,125	365,204,154	367,900,548	364,610,589
Diluted (in shares)	368,271,125	365,204,154	367,900,548	364,610,589
Loss per share:
Basic (in dollars per share)	$ (0.34)	$ (0.05)	$ (0.62)	$ (0.21)
Diluted (in dollars per share)	$ (0.34)	$ (0.05)	$ (0.62)	$ (0.21)